DEFERRED TAX ASSETS/(LIABILITIES) - TAX LOSS CARRY-FORWARDS AND OTHER TEMPORARY DIFFERENCES (Details) - CNY (¥)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets and liabilities [abstract]
Tax losses that can be carried forward (a)	¥ 306,669,000	¥ 235,403,000
Deductible temporary differences	16,809,000	28,047,000
Total tax loss carry-forwards and deductible temporary differences	¥ 323,478,000	¥ 263,450,000